Financial Assets and liabilities - Summary of weighted average assumptions were used to estimate the fair value of the warrant liability (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Annualized volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	39.94	40.21
Domestic risk-free interest rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	7.15	4.34
Foreign risk-free interest rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.55	0.13
Expected life of warrants in years [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected life of warrants in years	1 year 3 months 14 days	2 years 3 months 14 days